Vessels (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels

Year	Lease Commitment
2021	$ 23,942
2022	23,908
2023	14,904
2024	14,904
2025	4,248

Minimum net lease payments	$ 81,906
Less: Present value discount	(9,648)

Total Obligations under operating leases and Financial liability (current and non-current portion)	$ 72,258